CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury stock	Additional paid-in capital	Statutory reserve	Retained earnings Cumulative adjustment	Retained earnings	Accumulated other comprehensive income / (loss)	Total TAL Education Group shareholders' equity Cumulative adjustment	Total TAL Education Group shareholders' equity	Non-controlling interest	Class A common shares	Cumulative adjustment	Total
Balance at Feb. 29, 2020	$ 133	$ 67		$ 1,675,640	$ 82,712		$ 786,097	$ (28,913)		$ 2,515,736	$ 28,461			$ 2,544,197
Balance (in shares) at Feb. 29, 2020	132,895,675	66,941,204
Conversion of Class B common shares to Class A common shares (in shares)	2,000	(2,000)
Net loss							(115,990)			(115,990)	(27,060)			(143,050)
Provision for statutory reserve					38,573		(38,573)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,240,585
Share-based compensation				195,000						195,000				195,000
Exercise of share options				8,352						8,352				8,352
Exercise of share options (in shares)	359,178
Share repurchase				(9,852)						(9,852)				(9,852)
Share repurchase (in shares)	(61,667)											(61,667)
Foreign currency translation adjustment								98,065		98,065	1,264			99,329
Net unrealized gains on available-for-sale investments, net								17,169		17,169				17,169
Business acquisitions											(629)			(629)
Disposal of a subsidiary											(1,084)			(1,084)
Class A Common shares issued under private placements	$ 13			2,499,987						2,500,000				2,500,000
Class A Common shares issued under private placements (in shares)	12,559,807
Balance at Feb. 28, 2021	$ 148	$ 67		4,369,125	121,285	$ (6,651)	624,883	86,321	$ (6,651)	5,201,829	952		$ (6,651)	5,202,781
Balance (in shares) at Feb. 28, 2021	147,995,578	66,939,204
Conversion of Class B common shares to Class A common shares	$ 18	$ (18)
Conversion of Class B common shares to Class A common shares (in shares)	17,785,600	(17,785,600)
Net loss							(1,136,115)			(1,136,115)	(28,220)			(1,164,335)
Provision for statutory reserve					33,077		(33,077)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 3			9,380						9,383				9,383
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,455,216
Share-based compensation				174,832						174,832				174,832
Exercise of share options				1,203						1,203				1,203
Exercise of share options (in shares)	56,296
Share repurchase	$ (2)			(196,275)						(196,277)				(196,277)
Share repurchase (in shares)	(1,506,667)											(1,506,667)
Foreign currency translation adjustment								25,853		25,853	(621)			25,232
Net unrealized gains on available-for-sale investments, net								(50,557)		(50,557)				(50,557)
Balance at Feb. 28, 2022	$ 167	$ 49		4,358,265	154,362		(544,309)	61,617		4,030,151	(27,889)			4,002,262
Balance (in shares) at Feb. 28, 2022	166,786,023	49,153,604
Net loss							(135,612)			(135,612)	3,634			(131,978)
Provision for statutory reserve					5,991		(5,991)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(4)						(2)				(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,310,009
Share-based compensation				108,571						108,571				108,571
Exercise of share options				186						186				186
Exercise of share options (in shares)	26,092
Share repurchase			$ (6)	(66,362)						(66,368)				(66,368)
Share repurchase (in shares)			(5,959,339)									(5,959,339)
Foreign currency translation adjustment								(90,692)		(90,692)	2,749			(87,943)
Net unrealized gains on available-for-sale investments, net								(1,591)		(1,591)				(1,591)
Disposal of a subsidiary											(2,224)			(2,224)
Balance at Feb. 28, 2023	$ 169	$ 49	$ (6)	$ 4,400,656	$ 160,353		$ (685,912)	$ (30,666)		$ 3,844,643	$ (23,730)			$ 3,820,913
Balance (in shares) at Feb. 28, 2023	169,122,124	49,153,604	(5,959,339)